GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET
5.	GOODWILL AND INTANGIBLE ASSETS, NET

The following table presents our goodwill and intangible assets as of December 31, 2021 and 2020,

	As of December 31,
	2021	2020
Goodwill	$66,420	$66,420
Intangible assets with indefinite lives	12,028	12,028
Intangible assets with definitive lives, net	51,680	59,562

Impairment Assessments. We perform the assessment of possible impairment of goodwill and indefinite- lived intangible assets on an annual basis or more frequently if events and circumstances indicate that an impairment may have occurred. During 2021 and 2020, there were no impairments of goodwill or intangible assets.

Goodwill. The following table presents the changes in goodwill by reportable segment:

	Travel	SAAS
	Marketplace	Platform	Total
Balance as of December 31, 2019	$27,277	$—	$27,277
Additions	31,722	7,421	39,143
Impairment charges	—	—	—
Balance as of December 31, 2020	58,999	7,421	66,420
Additions	—	—	—
Impairment charges	—	—	—
Balance as of December 31, 2021	$58,999	$7,421	$66,420

Indefinite-lived Intangible Assets. Our indefinite-lived intangible assets relate to trade names acquired in various acquisitions during the years ended December 31, 2020 and December 31, 2019.

Definite life Intangible assets, net consisted of the following as of December 31, 2021:

	Weighted-
	average
	Remaining	Gross
	Useful Life	Carrying	Accumulated	Net Carrying
	(in years)	Amount	Amortization	Amount
Customer relationships	5.57	$60,778	$(24,613)	$36,165
Trade name	9.95	9,580	(4,816)	4,764
Acquired technology	—	7,430	(7,430)	—
Supplier relationships	13.02	5,767	(769)	4,998
Developed technology	8.24	7,220	(1,467)	5,753
Covenants not to compete	—	332	(332)	—
Balances as of December 31, 2021		$91,107	$(39,427)	$51,680

Definite life intangible assets, net consisted of the following as of December 31, 2020:

	Weighted-
	average
	Remaining	Gross
	Useful Life	Carrying	Accumulated	Net Carrying
	(in years)	Amount	Amortization	Amount
Customer relationships	6.57	$60,778	$(18,953)	$41,825
Trade name	10.95	9,580	(4,337)	5,243
Acquired technology	0.75	7,430	(6,873)	557
Supplier relationships	14.02	5,767	(376)	5,391
Developed technology	9.24	7,220	(674)	6,546
Covenants not to compete	—	332	(332)	—
Balances as of December 31, 2020		$91,107	$(31,545)	$59,562

Amortization expense for intangible assets was $7,882 and $7,901 for the years ended December 31, 2021 and 2020, respectively.

The estimated future amortization expense related to intangible assets with definite lives is as follows:

Year ending December 31,
2022	$6,337
2023	6,337
2024	6,337
2025	6,163
2026	5,815
Thereafter	20,691
$51,680